Summary of Material Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Aug. 09, 2021
Gold Notes
Disclosure of operating segments [line items]
Borrowings, interest rate		7.50%
Performance Share Units (PSU)
Disclosure of operating segments [line items]
Award vesting period	3 years
Performance period	3 years
Bottom of range | Performance Share Units (PSU)
Disclosure of operating segments [line items]
Equity instruments vesting, as a percentage of grant	50.00%
Top of range | Performance Share Units (PSU)
Disclosure of operating segments [line items]
Equity instruments vesting, as a percentage of grant	200.00%